Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net

Property and Equipment	Useful Life
Computer, office and other equipment	5 years
Computer software	3 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of estimated useful life or remaining lease term
Property and equipment, net consists of the following:

	December 31,
	2022	2021
Computer, office and other equipment	$813	$659
Computer software	80	80
Furniture and fixtures	100	100
Leasehold improvements	252	238
	1,245	1,077
Less: accumulated depreciation	(688)	(501)
Property and equipment, net	$557	$576